CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	¥ (4,285,393)	¥ (1,266,118)	¥ (1,191,213)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(125,118)	(247,509)	(159,714)
Comprehensive loss	(4,410,511)	(1,513,627)	(1,350,927)
Comprehensive loss (income) attributable to non-controlling interests	(5,575)	(5,092)	1,566
Comprehensive loss attributable to redeemable non-controlling interests		655	2,592
Comprehensive loss attributable to GDS Holdings Limited shareholders	¥ (4,416,086)	¥ (1,518,064)	¥ (1,346,769)